UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


           Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Marathon Asset Management, L.P.
Address:  One Bryant Park, 38th Floor
          New York, New York 10036


13F File Number: 028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Christine Chartouni
Title:  Chief Compliance Officer
Phone:  212-500-3179


Signature, Place and Date of Signing:


/s/ Christine Chartouni        New York, New York           February 14, 2011
----------------------       -----------------------        -------------------
    [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  129

Form 13F Information Table Value Total:  $682,423
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.   Form 13F File Number    Name

1.    028-11614               Marathon Special Opportunity Master Fund, Ltd.


                                                FORM 13F INFORMATION TABLE
                                              Marathon Asset Management, L.P.
                                                     December 31, 2010


COLUMN 1                      COLUMN  2       COLUMN 3       COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE OF                       VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP          x1000    PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE   SHARED NONE
3M CO                         COM             88579Y101       630       7,300      CALL  SHARED        1           7,300
3M CO                         COM             88579Y101       630       7,300      PUT   SHARED        1           7,300
ABBOTT LABS                   COM             002824100     1,112      23,200      CALL  SHARED        1          23,200
ABBOTT LABS                   COM             002824100     1,112      23,200      PUT   SHARED        1          23,200
ALTRIA GROUP INC              COM             02209S103       665      27,000      CALL  SHARED        1          27,000
ALTRIA GROUP INC              COM             02209S103       665      27,000      PUT   SHARED        1          27,000
AMAZON COM INC                COM             023135106       576       3,200      CALL  SHARED        1           3,200
AMAZON COM INC                COM             023135106       576       3,200      PUT   SHARED        1           3,200
AMERICAN CAP LTD              COM             02503Y103    15,736   2,081,507  SH        SHARED        1       2,081,507
AMERICAN CAP LTD              COM             02503Y103    15,322   2,026,727  SH        SOLE          NONE    2,026,727
AMERICAN EXPRESS CO           COM             025816109       674      15,700      CALL  SHARED        1          15,700
AMERICAN EXPRESS CO           COM             025816109       674      15,700      PUT   SHARED        1          15,700
AMGEN INC                     COM             031162100       549      10,000      CALL  SHARED        1          10,000
AMGEN INC                     COM             031162100       549      10,000      PUT   SHARED        1          10,000
APPLE INC                     COM             037833100     3,161       9,800      CALL  SHARED        1           9,800
APPLE INC                     COM             037833100     3,161       9,800      PUT   SHARED        1           9,800
AT&T INC                      COM             00206R102     2,477      84,300      CALL  SHARED        1          84,300
AT&T INC                      COM             00206R102     2,477      84,300      PUT   SHARED        1          84,300
BANK OF AMERICA CORPORATION   COM             060505104       305      22,830  SH        SHARED        1          22,830
BANK OF AMERICA CORPORATION   COM             060505104     1,355     101,600      CALL  SHARED        1         101,600
BANK OF AMERICA CORPORATION   COM             060505104     1,355     101,600      PUT   SHARED        1         101,600
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702     1,210      15,100      CALL  SHARED        1          15,100
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702     1,210      15,100      PUT   SHARED        1          15,100
BOEING CO                     COM             097023105       457       7,000      CALL  SHARED        1           7,000
BOEING CO                     COM             097023105       457       7,000      PUT   SHARED        1           7,000
BRISTOL MYERS SQUIBB CO       COM             110122108       519      19,600      CALL  SHARED        1          19,600
BRISTOL MYERS SQUIBB CO       COM             110122108       519      19,600      PUT   SHARED        1          19,600
CHEVRON CORP NEW              COM             166764100     1,971      21,600      CALL  SHARED        1          21,600
CHEVRON CORP NEW              COM             166764100     1,971      21,600      PUT   SHARED        1          21,600
CHINA MOBILE LIMITED          SPONSORED ADR   16941M109     1,531      30,845  SH        SHARED        1          30,845
CHINA MOBILE LIMITED          SPONSORED ADR   16941M109     3,275      66,000      CALL  SHARED        1          66,000
CHINA MOBILE LIMITED          SPONSORED ADR   16941M109     3,275      66,000      PUT   SHARED        1          66,000
CISCO SYS INC                 COM             17275R102       531      26,250  SH        SHARED        1          26,250
CISCO SYS INC                 COM             17275R102     1,250      61,800      CALL  SHARED        1          61,800
CISCO SYS INC                 COM             17275R102     1,250      61,800      PUT   SHARED        1          61,800
CITIGROUP INC                 COM             172967101       927     196,000      CALL  SHARED        1         196,000
CITIGROUP INC                 COM             172967101       927     196,000      PUT   SHARED        1         196,000
COCA COLA CO                  COM             191216100     1,625      24,700      CALL  SHARED        1          24,700
COCA COLA CO                  COM             191216100     1,625      24,700      PUT   SHARED        1          24,700
COMCAST CORP NEW              CL A            20030N101       644      29,300      CALL  SHARED        1          29,300
COMCAST CORP NEW              CL A            20030N101       644      29,300      PUT   SHARED        1          29,300
CONOCOPHILLIPS                COM             20825C104     1,158      17,000      CALL  SHARED        1          17,000
CONOCOPHILLIPS                COM             20825C104     1,158      17,000      PUT   SHARED        1          17,000
CVS CAREMARK CORPORATION      COM             126650100       442      12,700      CALL  SHARED        1          12,700
CVS CAREMARK CORPORATION      COM             126650100       442      12,700      PUT   SHARED        1          12,700
DORAL FINL CORP               COM NEW         25811P886    10,620   7,695,626  SH        SHARED        1       7,695,626
EXXON MOBIL CORP              COM             30231G102     4,541      62,100      CALL  SHARED        1          62,100
EXXON MOBIL CORP              COM             30231G102     4,541      62,100      PUT   SHARED        1          62,100
FORD MTR CO DEL               COM PAR $0.01   345370860       630      37,500      CALL  SHARED        1          37,500
FORD MTR CO DEL               COM PAR $0.01   345370860       630      37,500      PUT   SHARED        1          37,500
GENERAL ELECTRIC CO           COM             369604103     2,156     117,900      CALL  SHARED        1         117,900
GENERAL ELECTRIC CO           COM             369604103     2,156     117,900      PUT   SHARED        1         117,900
GENERAL MTRS CO               COM             37045V100     9,143     248,060  SH        SHARED        1         248,060
GENERAL MTRS CO               COM             37045V100     9,287     251,940  SH        SOLE          NONE      251,940
GENERAL MTRS CO               JR PFD CNV SRB  37045V209    16,083     298,946  SH        SHARED        1         298,946
GENERAL MTRS CO               JR PFD CNV SRB  37045V209    20,257     376,531  SH        SOLE          NONE      376,531
GOLDMAN SACHS GROUP INC       COM             38141G104       891       5,300      CALL  SHARED        1           5,300
GOLDMAN SACHS GROUP INC       COM             38141G104       891       5,300      PUT   SHARED        1           5,300
GOOGLE INC                    CL A            38259P508     1,426       2,400      CALL  SHARED        1           2,400
GOOGLE INC                    CL A            38259P508     1,426       2,400      PUT   SHARED        1           2,400
HEWLETT PACKARD CO            COM             428236103       205       4,880  SH        SHARED        1           4,880
HEWLETT PACKARD CO            COM             428236103     1,027      24,400      CALL  SHARED        1          24,400
HEWLETT PACKARD CO            COM             428236103     1,027      24,400      PUT   SHARED        1          24,400
HOME DEPOT INC                COM             437076102       659      18,800      CALL  SHARED        1          18,800
HOME DEPOT INC                COM             437076102       659      18,800      PUT   SHARED        1          18,800
INTEL CORP                    COM             458140100     6,563     312,100      CALL  SHARED        1         312,100
INTEL CORP                    COM             458140100     6,563     312,100      PUT   SHARED        1         312,100
INTERNATIONAL BUSINESS MACHS  COM             459200101     2,084      14,200      CALL  SHARED        1          14,200
INTERNATIONAL BUSINESS MACHS  COM             459200101     2,084      14,200      PUT   SHARED        1          14,200
JOHNSON & JOHNSON             COM             478160104     1,750      28,300      CALL  SHARED        1          28,300
JOHNSON & JOHNSON             COM             478160104     1,750      28,300      PUT   SHARED        1          28,300
JPMORGAN CHASE & CO           COM             46625H100     1,765      41,600      CALL  SHARED        1          41,600
JPMORGAN CHASE & CO           COM             46625H100     1,765      41,600      PUT   SHARED        1          41,600
MCDONALDS CORP                COM             580135101       806      10,500      CALL  SHARED        1          10,500
MCDONALDS CORP                COM             580135101       806      10,500      PUT   SHARED        1          10,500
MEDTRONIC INC                 COM             585055106       512      13,800      CALL  SHARED        1          13,800
MEDTRONIC INC                 COM             585055106       512      13,800      PUT   SHARED        1          13,800
MERCK & CO INC NEW            COM             58933Y105     1,272      35,300      CALL  SHARED        1          35,300
MERCK & CO INC NEW            COM             58933Y105     1,272      35,300      PUT   SHARED        1          35,300
MICROSOFT CORP                COM             594918104     2,188      78,400      CALL  SHARED        1          78,400
MICROSOFT CORP                COM             594918104     2,188      78,400      PUT   SHARED        1          78,400
NAVISTAR INTL CORP NEW        COM             63934E108    41,123     710,123  SH        SHARED        1         710,123
NAVISTAR INTL CORP NEW        COM             63934E108    37,104     640,721  SH        SOLE          NONE      640,721
OCCIDENTAL PETE CORP DEL      COM             674599105       834       8,500      CALL  SHARED        1           8,500
OCCIDENTAL PETE CORP DEL      COM             674599105       834       8,500      PUT   SHARED        1           8,500
ORACLE CORP                   COM             68389X105     1,246      39,800      CALL  SHARED        1          39,800
ORACLE CORP                   COM             68389X105     1,246      39,800      PUT   SHARED        1          39,800
PFIZER INC                    COM             717081103        64       3,640  SH        SHARED        1           3,640
PFIZER INC                    COM             717081103     1,830     104,500      CALL  SHARED        1         104,500
PFIZER INC                    COM             717081103     1,830     104,500      PUT   SHARED        1         104,500
PHILIP MORRIS INTL INC        COM             718172109     1,153      19,700      CALL  SHARED        1          19,700
PHILIP MORRIS INTL INC        COM             718172109     1,153      19,700      PUT   SHARED        1          19,700
PROCTER & GAMBLE CO           COM             742718109     1,994      31,000      CALL  SHARED        1          31,000
PROCTER & GAMBLE CO           COM             742718109     1,994      31,000      PUT   SHARED        1          31,000
QUALCOMM INC                  COM             747525103     1,005      20,300      CALL  SHARED        1          20,300
QUALCOMM INC                  COM             747525103     1,005      20,300      PUT   SHARED        1          20,300
SCHLUMBERGER LTD              COM             806857108     1,136      13,600      CALL  SHARED        1          13,600
SCHLUMBERGER LTD              COM             806857108     1,136      13,600      PUT   SHARED        1          13,600
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605       208      13,010  SH        SHARED        1          13,010
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308       219       7,460  SH        SHARED        1           7,460
SELECT SECTOR SPDR TR         SBI INT-UTILS   81369Y886     1,191      38,000      PUT   SHARED        1          38,000
SELECT SECTOR SPDR TR         SBI MATERIALS   81369Y100     1,191      31,000      CALL  SHARED        1          31,000
SELECT SECTOR SPDR TR         SBI MATERIALS   81369Y100     1,191      31,000      PUT   SHARED        1          31,000
SELECT SECTOR SPDR TR         SBI INT-INDS    81369Y704     3,766     108,000      PUT   SHARED        1         108,000
SELECT SECTOR SPDR TR         SBI INT-TECH    81369Y803     7,456     296,000      PUT   SHARED        1         296,000
SELECT SECTOR SPDR TR         SBI HEALTHCARE  81369Y209     2,970      94,300      CALL  SHARED        1          94,300
SELECT SECTOR SPDR TR         SBI HEALTHCARE  81369Y209     2,970      94,300      PUT   SHARED        1          94,300
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308     4,268     145,600      PUT   SHARED        1         145,600
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605     3,405     213,500      CALL  SHARED        1         213,500
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605     3,405     213,500      PUT   SHARED        1         213,500
SELECT SECTOR SPDR TR         SBI INT-ENERGY  81369Y506     3,638      53,300      CALL  SHARED        1          53,300
SELECT SECTOR SPDR TR         SBI INT-ENERGY  81369Y506     3,638      53,300      PUT   SHARED        1          53,300
SELECT SECTOR SPDR TR         SBI CONS DISCR  81369Y407     1,403      37,500      CALL  SHARED        1          37,500
SELECT SECTOR SPDR TR         SBI CONS DISCR  81369Y407     1,403      37,500      PUT   SHARED        1          37,500
SPDR S&P 500 ETF TR           TR UNIT         78462F103   159,826   1,270,981  SH        SHARED        1       1,270,981
SPDR S&P 500 ETF TR           TR UNIT         78462F103    95,044     755,820  SH        SOLE          NONE      755,820
SPDR S&P 500 ETF TR           TR UNIT         78462F103    69,917     556,000      PUT   SHARED        1         556,000
UNITED PARCEL SERVICE INC     CL B            911312106       668       9,200      CALL  SHARED        1           9,200
UNITED PARCEL SERVICE INC     CL B            911312106       668       9,200      PUT   SHARED        1           9,200
UNITED TECHNOLOGIES CORP      COM             913017109       779       9,900      CALL  SHARED        1           9,900
UNITED TECHNOLOGIES CORP      COM             913017109       779       9,900      PUT   SHARED        1           9,900
US BANCORP DEL                COM NEW         902973304       855      31,700      CALL  SHARED        1          31,700
US BANCORP DEL                COM NEW         902973304       855      31,700      PUT   SHARED        1          31,700
VERIZON COMMUNICATIONS INC    COM             92343V104     1,456      40,700      CALL  SHARED        1          40,700
VERIZON COMMUNICATIONS INC    COM             92343V104     1,456      40,700      PUT   SHARED        1          40,700
WAL MART STORES INC           COM             931142103     1,521      28,200      CALL  SHARED        1          28,200
WAL MART STORES INC           COM             931142103     1,521      28,200      PUT   SHARED        1          28,200
WELLS FARGO & CO NEW          COM             949746101     1,580      51,000      CALL  SHARED        1          51,000
WELLS FARGO & CO NEW          COM             949746101     1,580      51,000      PUT   SHARED        1          51,000
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